Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended		99 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014 Three Customers [Member] Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2013 Three Customers [Member] Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2012 Three Customers [Member] Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Sep. 30, 2013 One Customer [Member] Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Sep. 30, 2013 One Customer [Member] Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Sep. 30, 2014 Two Customers [Member] Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage				94.00%	100.00%	100.00%	100.00%	100.00%	79.00%
Property, Plant and Equipment, Estimated Useful Lives										three	five
Advertising Expense (in Dollars)	$ 264,834	$ 7,812	$ 918,013